Schedule of Income Tax Provision (Details) - Globallink Investment Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 608,864	$ 228,827
Deferred	(279,347)	(54,721)
State
Current
Deferred
Change in valuation allowance	199,988	134,079
Income tax provision	$ 529,505	$ 308,185